Related party transactions (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Related party transactions
Offices and Shopping malls spaces leases, description	On October 29, 1999, IRSA's shareholders approved the award of the agreement “Museo de los Niños, Abasto” to Fundación Museo de los Niños. On October 31, 1997, IRSA CP entered into an agreement with Fundación IRSA whereby it loaned 3,732 square meters of the area built in the Abasto Shopping Mall for a total term of 30 years, and on November 29, 2005, shareholders of IRSA CP approved another agreement entered into with Fundación Museo de los Niños whereby 2,670.11 square meters built in the Shopping Mall Alto Rosario were loaned for a term of 30 years Fundación IRSA has used the available area to house the museum called “Museo de los Niños, Abasto” an interactive learning center for kids and adults, which was opened to the public in April 1999
San Bernardo lease, description	The Company leased in January 2019 a farm in the Province of Córdoba owned by San Bernardo de Córdoba S.A. (formerly Isaac Elsztain e hijos S.C.A), continuing the lease held in August 2015, for a fraction of 10,896 hectares
Ownership interest percentage, description	An 85% of the capital stock of CAMSA is held by one of the Company’s shareholders and President of its Board of Directors, while the remaining 15% of the capital stock is owned by the Company’s First Vice President
Fee services	$ (27,169)	$ (12,127)	$ (17,288)